Consolidated Statements Of Comprehensive Income (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Unrealized gain on available-for-sale securities, taxes	$ 2	$ 1	$ 2
Reclassification of realized gain on available-for-sale securities, taxes	5	6	0
Unrealized gain on derivative financial instruments, taxes	$ 0	$ 0	$ 0